Expenses by nature - Administrative expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature
Depreciation and amortisation	€ 2,522	€ 534	€ 1,020
Onshore employee compensation	33,132	18,889	9,905
Repair and maintenance expenses	3,020	1,123	796
Legal and professional fees	7,576	2,122	1,047
Transaction costs		7,707
Rental expenses	1,757	751	582
Travel expense	1,988	985	612
Marketing and entertainment expenses	1,283	602	788
Other expenses	5,823	1,745	946
Total administrative expenses	57,101	€ 34,458	€ 15,696
Provision for onerous contract	€ 1,600